Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables
Trade accounts receivable	$ 1,353	$ 1,169
Less allowances for doubtful accounts	(10)	(11)
Net trade accounts receivable	1,343	1,158
Other receivables	291	333
Receivables, net	1,634	1,491
Net accounts receivable under long-term contracts, due primarily from agencies of the U.S government and their prime contractors	214	224
Recognized sales value of performance not billed and not yet billable to customers	$ 153	165
Average length of long-term contracts	2 years 8 months 12 days
Average remaining length of contracts	1 year
Customary fees and cost withholdings that will be paid upon milestone or contract completions	$ 214
Maximum available sale of the accounts receivables under factoring program	1,000
Amount of accounts receivable available for sale under the factoring program	$ 439	$ 374